Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information concerning the compensation of Patrick J. Callan, Jr., our principal executive officer (“PEO”), and our other named executive officers (i.e., Lawrence G. Ricketts, Jr., Matthew J. Gould, Jeffrey A. Gould, Isaac Kalish (for 2024 and 2023 only), and David W. Kalish (for 2023 and 2022 only), referred to collectively as the “NEOs”) for each of 2024, 2023 and 2022 and our financial and market performance for each such year:

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid to NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On:	Net Income (millions) ($)(4)
					Total Stockholder Return ($)
2024	1,845,844	2,788,723	901,954	1,374,336	97.47	30.4
2023	1,781,302	1,639,769	801,776	740,588	72.90	29.6
2022	2,112,809	125,072	1,068,536	8,248	67.82	42.2

(1)	See Note 3 to the Summary Compensation Table for information regarding the treatment of dividends and dividend equivalents payable on stock and similar awards.
(2)
Represents the “compensation actually paid” to Mr. Callan as computed in accordance with SEC requirements. Such amounts do not reflect the actual amount of compensation earned by or paid to Mr. Callan. See table immediately below for a reconciliation showing how “compensation actually paid” was calculated.

(3)
Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC requirements. Such amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group. See “– Compensation of NEOs.”

(4)	Represents net income attributable to One Liberty Properties, Inc.
In accordance with SEC requirements, the following adjustments were made to Mr. Callan’s total compensation for the applicable year to determine his “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2024	1,845,844	(668,176)	1,611,055	2,788,723
2023	1,781,302	(652,760)	511,227	1,639,769
2022	2,112,809	(971,731)	(1,016,006)	125,072

The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (9) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	828,862(1)	771,749(2)	10,444 (3)	1,611,055
2023	663,011(4)	(127,592)(5)	(24,192)(6)	511,227
2022	675,599(7)	(1,486,618)(8)	(204,987)(9)	(1,016,006)

(1)	With respect to the 2024 RSU-ROCs, assumes that as of (i) the grant date, 44% of such awards would vest and (ii) year-end 2024, 48% of such awards would vest.
(2)
With respect to the (A) 2023 RSU-ROCs, assumes that as of (i) year-end 2024, 47% of such awards would vest and (ii) year-end 2023, 51% of such awards would vest and (B) 2022 RSU-ROCs, assumes that as of (i) year-end 2024, 72% of such awards would vest and (ii) year-end 2023, 67% of such awards would vest.

(3)	With respect to the 2021 RSU-ROCs, which vested in 2024, assumes that as of year-end 2023, 100% of such awards would vest, of which only 50% actually vested.
(4)	With respect to the 2023 RSU-ROCs, assumes that as of (i) the grant date, 53% of such awards would vest and (ii) year-end, 51% of such awards would vest.
(5)
With respect to the (A) 2022 RSU-ROCs, assumes that as of (i) year-end 2023, 67% of such awards would vest and (ii) year-end 2022, 69% of such awards would vest and (B) 2021 RSU-ROCs, assumes that as of (i) year-end 2023, 100% of such awards would vest and (ii) year-end 2022, 100% of such awards would vest.

(6)	With respect to the 2020 RSU-ROCs which vested in 2023, assumes that as of year-end 2022, 100% of such awards would vest, which is the amount that actually vested.
(7)	With respect to the 2022 RSU-ROCs, assumes that as of (i) the grant date, 63% of such awards would vest and (ii) year-end 2022, 69% of such awards would vest.
(8)
With respect to the (A) 2021 RSU-ROCs, assumes that as of (i) year-end 2022, 100% of such awards would vest, and (ii) year-end 2021, 97% of such awards would vest and (B) 2020 RSU-ROCs, assumes that as of (i) year-end 2022, 100% of such awards would vest and (ii) year-end 2021, 100% of such awards would vest.

(9)	With respect to the 2019 RSU-ROCs which vested in 2022, assumes that as of year-end 2021, 100% of such awards would vest, of which only 86% actually vested.
Compensation of NEOs
In accordance with SEC requirements, the following adjustments were made to average total compensation for the NEOs for each year to determine the “compensation actually paid” to this group.

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(1)	Average Compensation Actually Paid to NEOs ($)
2024(1)	901,954	(361,628)	834,010	1,374,336
2023(2)(3)(4)	801,776	(320,527)	259,339	740,588
2022(2)(3)(5)	1,068,536	(535,183)	(525,105)	8,248

(1)	The amounts for 2024 excludes David W. Kalish.
(2)	The amounts for 2023 and 2022 include David W. Kalish as he served as our chief financial officer for part of 2023 and all of 2022.
(3)
Although the vesting of David W. Kalish’s restricted stock would accelerate upon his retirement, as he has not retired, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of such awards.

(4)	The amount for 2023 includes David W. Kalish and Isaac Kalish, as each served as our chief financial officer for part of 2023.
(5)	The results for 2022 do not include Isaac Kalish as his service as chief financial officer began in June 2023.
The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (5) above for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards):

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	449,162	380,083	4,765	834,010
2023	325,079	(58,294)	(7,446)	259,339
2022	370,568	(801,630)	(94,043)	(525,105)

Named Executive Officers, Footnote
(2)
Represents the “compensation actually paid” to Mr. Callan as computed in accordance with SEC requirements. Such amounts do not reflect the actual amount of compensation earned by or paid to Mr. Callan. See table immediately below for a reconciliation showing how “compensation actually paid” was calculated.

(1)	The amounts for 2024 excludes David W. Kalish.
(2)	The amounts for 2023 and 2022 include David W. Kalish as he served as our chief financial officer for part of 2023 and all of 2022.
(3)
Although the vesting of David W. Kalish’s restricted stock would accelerate upon his retirement, as he has not retired, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of such awards.

(4)	The amount for 2023 includes David W. Kalish and Isaac Kalish, as each served as our chief financial officer for part of 2023.
(5)	The results for 2022 do not include Isaac Kalish as his service as chief financial officer began in June 2023.

PEO Total Compensation Amount	$ 1,845,844	$ 1,781,302	$ 2,112,809
PEO Actually Paid Compensation Amount	$ 2,788,723	1,639,769	125,072
Adjustment To PEO Compensation, Footnote
In accordance with SEC requirements, the following adjustments were made to Mr. Callan’s total compensation for the applicable year to determine his “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2024	1,845,844	(668,176)	1,611,055	2,788,723
2023	1,781,302	(652,760)	511,227	1,639,769
2022	2,112,809	(971,731)	(1,016,006)	125,072

The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (9) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	828,862(1)	771,749(2)	10,444 (3)	1,611,055
2023	663,011(4)	(127,592)(5)	(24,192)(6)	511,227
2022	675,599(7)	(1,486,618)(8)	(204,987)(9)	(1,016,006)

(1)	With respect to the 2024 RSU-ROCs, assumes that as of (i) the grant date, 44% of such awards would vest and (ii) year-end 2024, 48% of such awards would vest.
(2)
With respect to the (A) 2023 RSU-ROCs, assumes that as of (i) year-end 2024, 47% of such awards would vest and (ii) year-end 2023, 51% of such awards would vest and (B) 2022 RSU-ROCs, assumes that as of (i) year-end 2024, 72% of such awards would vest and (ii) year-end 2023, 67% of such awards would vest.

(3)	With respect to the 2021 RSU-ROCs, which vested in 2024, assumes that as of year-end 2023, 100% of such awards would vest, of which only 50% actually vested.
(4)	With respect to the 2023 RSU-ROCs, assumes that as of (i) the grant date, 53% of such awards would vest and (ii) year-end, 51% of such awards would vest.
(5)
With respect to the (A) 2022 RSU-ROCs, assumes that as of (i) year-end 2023, 67% of such awards would vest and (ii) year-end 2022, 69% of such awards would vest and (B) 2021 RSU-ROCs, assumes that as of (i) year-end 2023, 100% of such awards would vest and (ii) year-end 2022, 100% of such awards would vest.

(6)	With respect to the 2020 RSU-ROCs which vested in 2023, assumes that as of year-end 2022, 100% of such awards would vest, which is the amount that actually vested.
(7)	With respect to the 2022 RSU-ROCs, assumes that as of (i) the grant date, 63% of such awards would vest and (ii) year-end 2022, 69% of such awards would vest.
(8)
With respect to the (A) 2021 RSU-ROCs, assumes that as of (i) year-end 2022, 100% of such awards would vest, and (ii) year-end 2021, 97% of such awards would vest and (B) 2020 RSU-ROCs, assumes that as of (i) year-end 2022, 100% of such awards would vest and (ii) year-end 2021, 100% of such awards would vest.

(9)	With respect to the 2019 RSU-ROCs which vested in 2022, assumes that as of year-end 2021, 100% of such awards would vest, of which only 86% actually vested.

Non-PEO NEO Average Total Compensation Amount	$ 901,954	801,776	1,068,536
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,374,336	740,588	8,248
Adjustment to Non-PEO NEO Compensation Footnote
Compensation of NEOs
In accordance with SEC requirements, the following adjustments were made to average total compensation for the NEOs for each year to determine the “compensation actually paid” to this group.

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(1)	Average Compensation Actually Paid to NEOs ($)
2024(1)	901,954	(361,628)	834,010	1,374,336
2023(2)(3)(4)	801,776	(320,527)	259,339	740,588
2022(2)(3)(5)	1,068,536	(535,183)	(525,105)	8,248

(1)	The amounts for 2024 excludes David W. Kalish.
(2)	The amounts for 2023 and 2022 include David W. Kalish as he served as our chief financial officer for part of 2023 and all of 2022.
(3)
Although the vesting of David W. Kalish’s restricted stock would accelerate upon his retirement, as he has not retired, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of such awards.

(4)	The amount for 2023 includes David W. Kalish and Isaac Kalish, as each served as our chief financial officer for part of 2023.
(5)	The results for 2022 do not include Isaac Kalish as his service as chief financial officer began in June 2023.
The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (5) above for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards):

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	449,162	380,083	4,765	834,010
2023	325,079	(58,294)	(7,446)	259,339
2022	370,568	(801,630)	(94,043)	(525,105)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 97.47	72.9	67.82
Net Income (Loss)	$ 30,400,000	$ 29,600,000	$ 42,200,000
PEO Name	Mr. Callan	Mr. Callan	Mr. Callan
Equity Awards Adjustments, Footnote
The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (9) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	828,862(1)	771,749(2)	10,444 (3)	1,611,055
2023	663,011(4)	(127,592)(5)	(24,192)(6)	511,227
2022	675,599(7)	(1,486,618)(8)	(204,987)(9)	(1,016,006)

The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (5) above for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards):

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	449,162	380,083	4,765	834,010
2023	325,079	(58,294)	(7,446)	259,339
2022	370,568	(801,630)	(94,043)	(525,105)

2024 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of the grant date	44.00%
Vesting percentage assumption as of year-end	48.00%
2023 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of the grant date		53.00%
Vesting percentage assumption as of year-end	47.00%	51.00%
Vesting percentage assumption as of prior year-end	51.00%
2022 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of the grant date			63.00%
Vesting percentage assumption as of year-end	72.00%	67.00%	69.00%
Vesting percentage assumption as of prior year-end	67.00%	69.00%
2021 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end		100.00%	100.00%
Vesting percentage assumption as of prior year-end	100.00%	100.00%	97.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	50.00%
2020 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end			100.00%
Vesting percentage assumption as of prior year-end			100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		100.00%
2019 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of prior year-end			100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			86.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (668,176)	$ (652,760)	$ (971,731)
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,611,055	511,227	(1,016,006)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	828,862	663,011	675,599
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	771,749	(127,592)	(1,486,618)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,444	(24,192)	(204,987)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,628)	(320,527)	(535,183)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	834,010	259,339	(525,105)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,162	325,079	370,568
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	380,083	(58,294)	(801,630)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,765	$ (7,446)	$ (94,043)